Property and Equipment, Net - Schedule of Property and Equipment (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Jun. 30, 2021 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	$ 19,131		$ 15,453
Additions	8,888	$ 12,399	3,888	$ 5,345
Disposal	(703)	$ (952)
Effects of movements in exchange rates	948		(210)
Cost, Ending balance	28,264		19,131
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	8,524		5,209
Depreciation for the year	4,855		3,447
Disposal	(442)
Effects of movements in exchange rates	336		(132)
Accumulated depreciation, Ending balance	13,273		8,524
Carrying amounts	14,991		10,607		$ 10,244
Office Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	19,131		15,453
Additions	8,888		3,888
Disposal	(703)
Effects of movements in exchange rates	948		(210)
Cost, Ending balance	28,264		19,131
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	8,524		5,209
Depreciation for the year	4,855		3,447
Disposal	(442)
Effects of movements in exchange rates	336		(132)
Accumulated depreciation, Ending balance	13,273		8,524
Carrying amounts	$ 14,991		$ 10,607		$ 10,244